Shareholder Report, Average Annual Return (Details)	1 Months Ended	2 Months Ended		5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000245674
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Bitcoin Index
C000171471
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Commodity Balanced WTI Crude Oil Index℠
C000038822
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000074110
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000245659
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Bitcoin Index
C000074111
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000059344
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Credit Suisse 130/30 Large Cap Index
C000018466
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000231184
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Bitcoin Index
C000195298
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ProShares Long Online/Short Stores Index
C000038823
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000074109
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000231749
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Ethereum Index
C000204726
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ProShares Online Retail Index
C000082080
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE U.S. Treasury 7-10 Year Bond Index
C000074107
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE U.S. Treasury 20+ Year Bond Index
C000236586
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Galaxy Bitcoin Index
C000247835
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Daily Covered Call Index
C000082081
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE U.S. Treasury 20+ Year Bond Index
C000074100
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones Industrial Average℠ Index
C000245638
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Galaxy Ethereum Index
C000150378
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Growth Index
C000038820
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Communication Services Select Sector Index
C000074102
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000248851
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Bitcoin Index
C000038810
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Consumer Discretionary Select Sector Index
C000214312
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Elite Index
C000063928
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Brazil 25/50 Index
C000248847
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Bitcoin Index
C000038809
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Consumer Staples Select Sector Index
C000131287
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Aristocrats<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000230310
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FactSet Big Data Refiners Index
C000051858
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Japan Index
C000018464
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones Industrial Average℠ Index
C000160294
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Energy Index
C000051854
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq Biotechnology<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000124906
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones Brookfield Global Infrastructure Composite Index
C000038814
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Energy Select Sector Index
C000160295
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Financials and Real Estate Index
C000018462
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq-100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000144590
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Dividend Masters Index
C000038811
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Financial Select Sector Index
C000160296
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Health Care Index
C000038865
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Real Estate Select Sector Index
C000115055
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Merger Arbitrage Index
C000160299
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Information Technology Index
C000063937
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE China 50 Index
C000038846
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000144591
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Dividend Masters Index
C000244194
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Daily Covered Call Index
C000038812
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Health Care Select Sector Index
C000018470
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000222595
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Global Transformational Changes Index
C000150377
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Aristocrats Index
C000098413
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Markit iBoxx<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> $ Liquid High Yield Index
C000038866
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Semiconductors Index℠
C000144592
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Europe Dividend Masters Index
C000038813
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Industrials Select Sector Index
C000214314
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Technology Dividend Aristocrats<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000038847
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000230308
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Solactive Nanotechnology Index
C000038872
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Materials Select Sector Index
C000051872
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index
C000038867
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Technology Select Sector Index
C000227376
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq-100 Dorsey Wright Momentum Index
C000018463
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000051870
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
C000038869
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Utilities Select Sector Index
C000230307
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FactSet On-Demand Index
C000063940
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index
C000088638
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Brazil 25/50 Index
C000074099
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq-100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000202974
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FactSet Pet Care Index
C000063941
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
C000063942
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Japan Index
C000074103
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000238747
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Global Core Battery Metals Index
C000063930
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Developed Europe All Cap Index
C000051848
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq Biotechnology<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000074101
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000230306
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Kensho Cleantech Index
C000051860
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index
C000224813
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq CTA Cybersecurity Index℠
C000051863
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE U.S. Treasury 20+ Year Bond Index
C000230304
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Kensho Smart Factories Index
C000051857
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
C000224815
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ISE CTA Cloud Computing Index
C000051862
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE U.S. Treasury 7-10 Year Bond Index
C000230303
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Solactive Smart Materials Index
C000088640
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Developed Europe All Cap Index
C000018465
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq-100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000038858
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Consumer Discretionary Select Sector Index
C000234857
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FactSet Supply Chain Logistics Index
C000038816
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Real Estate Select Sector Index
C000051850
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE U.S. Treasury 7-10 Year Bond Index
C000038857
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Consumer Staples Select Sector Index
C000038807
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000051851
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE U.S. Treasury 20+ Year Bond Index
C000018461
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones Industrial Average℠ Index
C000234747
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Solactive Metaverse Theme Index
C000018468
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones Industrial Average℠ Index
C000018459
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000195295
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Solactive-ProShares Bricks and Mortar Retail Store Index
C000038863
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Energy Select Sector Index
C000038817
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Semiconductors Index℠
C000038835
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Financial Select Sector Index
C000182948
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq U.S. Large Cap Equities for Rising Rates Index
C000038859
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Financial Select Sector Index
C000038818
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000051849
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE China 50 Index
C000051861
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE China 50 Index
C000096244
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Merrill Lynch Factor Model<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> — Exchange Series
C000051853
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Markit iBoxx<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> $ Liquid High Yield Index
C000038819
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Technology Select Industry Index
C000038860
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Health Care Select Sector Index
C000107655
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE 30-Year TIPS (Treasury Rate-Hedged) Index
C000018467
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000038821
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Utilities Select Industry Index
C000123089
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE High Yield (Treasury Rate-Hedged) Index
C000038861
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Industrials Select Sector Index
C000018469
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq-100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000074108
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones Industrial Average℠ Index
C000132381
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index
C000018460
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000038841
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Real Estate Select Sector Index
C000074098
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq-100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
C000038855
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Materials Select Sector Index
Without Sales Load [Member] | C000171471
Average Annual Return [Line Items]
Average Annual Return, Percent							25.68%
Without Sales Load [Member] | C000038822
Average Annual Return [Line Items]
Average Annual Return, Percent							(12.05%)
Without Sales Load [Member] | C000074110
Average Annual Return [Line Items]
Average Annual Return, Percent							62.01%
Without Sales Load [Member] | C000074111
Average Annual Return [Line Items]
Average Annual Return, Percent							34.95%
Without Sales Load [Member] | C000059344
Average Annual Return [Line Items]
Average Annual Return, Percent							26.99%
Without Sales Load [Member] | C000018466
Average Annual Return [Line Items]
Average Annual Return, Percent							(15.21%)
Without Sales Load [Member] | C000231184
Average Annual Return [Line Items]
Average Annual Return, Percent							129.66%
Without Sales Load [Member] | C000195298
Average Annual Return [Line Items]
Average Annual Return, Percent							26.42%
Without Sales Load [Member] | C000038823
Average Annual Return [Line Items]
Average Annual Return, Percent							(13.25%)
Without Sales Load [Member] | C000074109
Average Annual Return [Line Items]
Average Annual Return, Percent							77.20%
Without Sales Load [Member] | C000204726
Average Annual Return [Line Items]
Average Annual Return, Percent							37.88%
Without Sales Load [Member] | C000082080
Average Annual Return [Line Items]
Average Annual Return, Percent							(10.63%)
Without Sales Load [Member] | C000074107
Average Annual Return [Line Items]
Average Annual Return, Percent							33.10%
Without Sales Load [Member] | C000236586
Average Annual Return [Line Items]
Average Annual Return, Percent							(64.05%)
Without Sales Load [Member] | C000082081
Average Annual Return [Line Items]
Average Annual Return, Percent							(23.91%)
Without Sales Load [Member] | C000074100
Average Annual Return [Line Items]
Average Annual Return, Percent							(33.49%)
Without Sales Load [Member] | C000150378
Average Annual Return [Line Items]
Average Annual Return, Percent							15.22%
Without Sales Load [Member] | C000038820
Average Annual Return [Line Items]
Average Annual Return, Percent							65.50%
Without Sales Load [Member] | C000074102
Average Annual Return [Line Items]
Average Annual Return, Percent							(49.63%)
Without Sales Load [Member] | C000038810
Average Annual Return [Line Items]
Average Annual Return, Percent							23.40%
Without Sales Load [Member] | C000214312
Average Annual Return [Line Items]
Average Annual Return, Percent							8.02%
Without Sales Load [Member] | C000063928
Average Annual Return [Line Items]
Average Annual Return, Percent							(19.95%)
Without Sales Load [Member] | C000038809
Average Annual Return [Line Items]
Average Annual Return, Percent							10.19%
Without Sales Load [Member] | C000131287
Average Annual Return [Line Items]
Average Annual Return, Percent							14.35%
Without Sales Load [Member] | C000230310
Average Annual Return [Line Items]
Average Annual Return, Percent							25.35%
Without Sales Load [Member] | C000051858
Average Annual Return [Line Items]
Average Annual Return, Percent							(26.18%)
Without Sales Load [Member] | C000018464
Average Annual Return [Line Items]
Average Annual Return, Percent							32.31%
Without Sales Load [Member] | C000160294
Average Annual Return [Line Items]
Average Annual Return, Percent							28.16%
Without Sales Load [Member] | C000051854
Average Annual Return [Line Items]
Average Annual Return, Percent							(12.17%)
Without Sales Load [Member] | C000124906
Average Annual Return [Line Items]
Average Annual Return, Percent							9.18%
Without Sales Load [Member] | C000038814
Average Annual Return [Line Items]
Average Annual Return, Percent							42.26%
Without Sales Load [Member] | C000160295
Average Annual Return [Line Items]
Average Annual Return, Percent							27.78%
Without Sales Load [Member] | C000018462
Average Annual Return [Line Items]
Average Annual Return, Percent							(38.27%)
Without Sales Load [Member] | C000144590
Average Annual Return [Line Items]
Average Annual Return, Percent							6.20%
Without Sales Load [Member] | C000038811
Average Annual Return [Line Items]
Average Annual Return, Percent							63.44%
Without Sales Load [Member] | C000160296
Average Annual Return [Line Items]
Average Annual Return, Percent							30.19%
Without Sales Load [Member] | C000038865
Average Annual Return [Line Items]
Average Annual Return, Percent							(12.56%)
Without Sales Load [Member] | C000115055
Average Annual Return [Line Items]
Average Annual Return, Percent							7.15%
Without Sales Load [Member] | C000160299
Average Annual Return [Line Items]
Average Annual Return, Percent							24.05%
Without Sales Load [Member] | C000063937
Average Annual Return [Line Items]
Average Annual Return, Percent							(5.33%)
Without Sales Load [Member] | C000038846
Average Annual Return [Line Items]
Average Annual Return, Percent							(29.68%)
Without Sales Load [Member] | C000144591
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.49%)
Without Sales Load [Member] | C000038812
Average Annual Return [Line Items]
Average Annual Return, Percent							20.50%
Without Sales Load [Member] | C000018470
Average Annual Return [Line Items]
Average Annual Return, Percent							(32.17%)
Without Sales Load [Member] | C000222595
Average Annual Return [Line Items]
Average Annual Return, Percent							19.87%
Without Sales Load [Member] | C000150377
Average Annual Return [Line Items]
Average Annual Return, Percent							15.93%
Without Sales Load [Member] | C000098413
Average Annual Return [Line Items]
Average Annual Return, Percent							15.62%
Without Sales Load [Member] | C000038866
Average Annual Return [Line Items]
Average Annual Return, Percent							(78.30%)
Without Sales Load [Member] | C000144592
Average Annual Return [Line Items]
Average Annual Return, Percent							12.42%
Without Sales Load [Member] | C000038813
Average Annual Return [Line Items]
Average Annual Return, Percent							53.88%
Without Sales Load [Member] | C000214314
Average Annual Return [Line Items]
Average Annual Return, Percent							20.17%
Without Sales Load [Member] | C000038847
Average Annual Return [Line Items]
Average Annual Return, Percent							(29.55%)
Without Sales Load [Member] | C000230308
Average Annual Return [Line Items]
Average Annual Return, Percent							32.92%
Without Sales Load [Member] | C000038872
Average Annual Return [Line Items]
Average Annual Return, Percent							41.07%
Without Sales Load [Member] | C000051872
Average Annual Return [Line Items]
Average Annual Return, Percent							(9.84%)
Without Sales Load [Member] | C000038867
Average Annual Return [Line Items]
Average Annual Return, Percent							(38.61%)
Without Sales Load [Member] | C000227376
Average Annual Return [Line Items]
Average Annual Return, Percent							28.78%
Without Sales Load [Member] | C000018463
Average Annual Return [Line Items]
Average Annual Return, Percent							43.73%
Without Sales Load [Member] | C000051870
Average Annual Return [Line Items]
Average Annual Return, Percent							(5.94%)
Without Sales Load [Member] | C000038869
Average Annual Return [Line Items]
Average Annual Return, Percent							(22.27%)
Without Sales Load [Member] | C000230307
Average Annual Return [Line Items]
Average Annual Return, Percent							27.67%
Without Sales Load [Member] | C000063940
Average Annual Return [Line Items]
Average Annual Return, Percent							27.13%
Without Sales Load [Member] | C000088638
Average Annual Return [Line Items]
Average Annual Return, Percent							4.31%
Without Sales Load [Member] | C000074099
Average Annual Return [Line Items]
Average Annual Return, Percent							(53.60%)
Without Sales Load [Member] | C000202974
Average Annual Return [Line Items]
Average Annual Return, Percent							12.70%
Without Sales Load [Member] | C000063941
Average Annual Return [Line Items]
Average Annual Return, Percent							14.13%
Without Sales Load [Member] | C000063942
Average Annual Return [Line Items]
Average Annual Return, Percent							27.15%
Without Sales Load [Member] | C000074103
Average Annual Return [Line Items]
Average Annual Return, Percent							(45.13%)
Without Sales Load [Member] | C000238747
Average Annual Return [Line Items]
Average Annual Return, Percent							(10.46%)
Without Sales Load [Member] | C000063930
Average Annual Return [Line Items]
Average Annual Return, Percent							(28.71%)
Without Sales Load [Member] | C000051848
Average Annual Return [Line Items]
Average Annual Return, Percent							7.49%
Without Sales Load [Member] | C000074101
Average Annual Return [Line Items]
Average Annual Return, Percent							(46.48%)
Without Sales Load [Member] | C000230306
Average Annual Return [Line Items]
Average Annual Return, Percent							(18.27%)
Without Sales Load [Member] | C000051860
Average Annual Return [Line Items]
Average Annual Return, Percent							(25.19%)
Without Sales Load [Member] | C000224813
Average Annual Return [Line Items]
Average Annual Return, Percent							29.95%
Without Sales Load [Member] | C000051863
Average Annual Return [Line Items]
Average Annual Return, Percent							27.43%
Without Sales Load [Member] | C000230304
Average Annual Return [Line Items]
Average Annual Return, Percent							8.94%
Without Sales Load [Member] | C000051857
Average Annual Return [Line Items]
Average Annual Return, Percent							(16.71%)
Without Sales Load [Member] | C000224815
Average Annual Return [Line Items]
Average Annual Return, Percent							38.39%
Without Sales Load [Member] | C000051862
Average Annual Return [Line Items]
Average Annual Return, Percent							17.44%
Without Sales Load [Member] | C000230303
Average Annual Return [Line Items]
Average Annual Return, Percent							10.26%
Without Sales Load [Member] | C000088640
Average Annual Return [Line Items]
Average Annual Return, Percent							32.12%
Without Sales Load [Member] | C000018465
Average Annual Return [Line Items]
Average Annual Return, Percent							55.71%
Without Sales Load [Member] | C000038858
Average Annual Return [Line Items]
Average Annual Return, Percent							(25.26%)
Without Sales Load [Member] | C000234857
Average Annual Return [Line Items]
Average Annual Return, Percent							13.00%
Without Sales Load [Member] | C000038816
Average Annual Return [Line Items]
Average Annual Return, Percent							7.23%
Without Sales Load [Member] | C000051850
Average Annual Return [Line Items]
Average Annual Return, Percent							10.87%
Without Sales Load [Member] | C000038857
Average Annual Return [Line Items]
Average Annual Return, Percent							(7.43%)
Without Sales Load [Member] | C000115056
Average Annual Return [Line Items]
Average Annual Return, Percent							23.78%
Without Sales Load [Member] | C000038807
Average Annual Return [Line Items]
Average Annual Return, Percent							29.56%
Without Sales Load [Member] | C000051851
Average Annual Return [Line Items]
Average Annual Return, Percent							16.68%
Without Sales Load [Member] | C000018461
Average Annual Return [Line Items]
Average Annual Return, Percent							(22.54%)
Without Sales Load [Member] | C000234747
Average Annual Return [Line Items]
Average Annual Return, Percent							16.21%
Without Sales Load [Member] | C000018468
Average Annual Return [Line Items]
Average Annual Return, Percent							(9.06%)
Without Sales Load [Member] | C000018459
Average Annual Return [Line Items]
Average Annual Return, Percent							51.06%
Without Sales Load [Member] | C000195295
Average Annual Return [Line Items]
Average Annual Return, Percent							(17.33%)
Without Sales Load [Member] | C000038863
Average Annual Return [Line Items]
Average Annual Return, Percent							(35.03%)
Without Sales Load [Member] | C000038817
Average Annual Return [Line Items]
Average Annual Return, Percent							219.24%
Without Sales Load [Member] | C000038835
Average Annual Return [Line Items]
Average Annual Return, Percent							(19.70%)
Without Sales Load [Member] | C000182948
Average Annual Return [Line Items]
Average Annual Return, Percent							35.02%
Without Sales Load [Member] | C000038859
Average Annual Return [Line Items]
Average Annual Return, Percent							(38.87%)
Without Sales Load [Member] | C000038818
Average Annual Return [Line Items]
Average Annual Return, Percent							30.10%
Without Sales Load [Member] | C000051849
Average Annual Return [Line Items]
Average Annual Return, Percent							(5.98%)
Without Sales Load [Member] | C000051861
Average Annual Return [Line Items]
Average Annual Return, Percent							(21.55%)
Without Sales Load [Member] | C000096244
Average Annual Return [Line Items]
Average Annual Return, Percent							6.94%
Without Sales Load [Member] | C000051853
Average Annual Return [Line Items]
Average Annual Return, Percent							(3.80%)
Without Sales Load [Member] | C000038819
Average Annual Return [Line Items]
Average Annual Return, Percent							50.42%
Without Sales Load [Member] | C000038860
Average Annual Return [Line Items]
Average Annual Return, Percent							(15.68%)
Without Sales Load [Member] | C000107655
Average Annual Return [Line Items]
Average Annual Return, Percent							7.56%
Without Sales Load [Member] | C000018467
Average Annual Return [Line Items]
Average Annual Return, Percent							(15.65%)
Without Sales Load [Member] | C000038821
Average Annual Return [Line Items]
Average Annual Return, Percent							20.18%
Without Sales Load [Member] | C000123089
Average Annual Return [Line Items]
Average Annual Return, Percent							16.33%
Without Sales Load [Member] | C000038861
Average Annual Return [Line Items]
Average Annual Return, Percent							(35.53%)
Without Sales Load [Member] | C000018469
Average Annual Return [Line Items]
Average Annual Return, Percent							(18.50%)
Without Sales Load [Member] | C000074108
Average Annual Return [Line Items]
Average Annual Return, Percent							46.22%
Without Sales Load [Member] | C000132381
Average Annual Return [Line Items]
Average Annual Return, Percent							13.78%
Without Sales Load [Member] | C000018460
Average Annual Return [Line Items]
Average Annual Return, Percent							(32.68%)
Without Sales Load [Member] | C000038841
Average Annual Return [Line Items]
Average Annual Return, Percent							(3.02%)
Without Sales Load [Member] | C000074098
Average Annual Return [Line Items]
Average Annual Return, Percent							82.84%
Without Sales Load [Member] | C000038855
Average Annual Return [Line Items]
Average Annual Return, Percent							(31.13%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.76%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							25.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.98%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							150.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.30%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.34%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							38.66%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(2.20%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(8.61%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							150.31%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(8.61%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							19.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.67%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							35.10%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							25.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							17.05%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							8.41%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							11.16%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							9.63%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							14.77%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							26.39%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.63%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							19.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.31%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							8.95%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							8.86%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							25.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.94%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							6.70%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							33.70%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							30.35%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							9.30%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							8.00%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.20%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							5.11%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.51%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							14.36%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.30%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							16.41%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							10.86%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							94.40%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							13.06%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							29.78%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.74%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.34%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							32.99%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.59%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.53%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							29.17%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							29.63%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							25.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.39%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.99%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							29.29%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.53%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							11.16%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							13.47%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.39%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.63%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(8.85%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.20%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							8.95%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(18.27%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.53%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							22.84%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(8.61%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							8.81%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.39%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.85%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(2.20%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							10.85%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.20%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							17.05%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							13.79%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							9.30%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(2.20%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							9.63%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.88%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(8.61%)
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							19.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							16.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							19.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							26.19%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							25.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							94.40%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							33.70%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							35.61%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							33.70%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							20.34%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							5.11%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							5.11%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							7.87%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							10.86%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							29.17%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							14.36%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							1.00%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							25.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.99%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							16.19%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							29.78%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							19.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							14.09%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							25.97%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							9.30%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.59%
Bitcoin & Ether Equal Weight Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Bitcoin Index						Bloomberg Bitcoin Index
K-1 Free Crude Oil Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Balanced WTI Crude Oil Index℠				Bloomberg Commodity Balanced WTI Crude Oil Index℠
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							10.95%
Short Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.58%
UltraPro MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
Bitcoin & Ether Market Cap Weight Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Bitcoin Index						Bloomberg Bitcoin Index
UltraPro Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.58%
Large Cap Core Plus
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse 130/30 Large Cap Index				Credit Suisse 130/30 Large Cap Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Short S&P500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Bitcoin Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Bitcoin Index				Bloomberg Bitcoin Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Long Online/Short Stores ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ProShares Long Online/Short Stores Index				ProShares Long Online/Short Stores Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Short SmallCap600
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
UltraPro S&P500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Ether Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ethereum Index						Bloomberg Ethereum Index
Online Retail ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ProShares Online Retail Index				ProShares Online Retail Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra 7-10 Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 7-10 Year Bond Index				ICE U.S. Treasury 7-10 Year Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)
UltraPro Short 20+ Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 20+ Year Bond Index				ICE U.S. Treasury 20+ Year Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)
Short Bitcoin Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Galaxy Bitcoin Index				Bloomberg Galaxy Bitcoin Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Nasdaq-100 High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq-100 Daily Covered Call Index
Ultra 20+ Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 20+ Year Bond Index				ICE U.S. Treasury 20+ Year Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)
UltraPro Short Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠ Index				Dow Jones Industrial Average℠ Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Short Ether Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Galaxy Ethereum Index						Bloomberg Galaxy Ethereum Index
Russell 2000 Dividend Growers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Growth Index				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Growth Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.58%
Ultra Communication Services
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Communication Services Select Sector Index				S&P Communication Services Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.68%
UltraPro Short MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
Ultra Bitcoin ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Bitcoin Index
Ultra Consumer Discretionary
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Consumer Discretionary Select Sector Index				S&P Consumer Discretionary Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Russell U.S. Dividend Growers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Elite Index				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Elite Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.58%
UltraShort MSCI Brazil Capped
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Brazil 25/50 Index				MSCI Brazil 25/50 Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.39%
UltraShort Bitcoin ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Bitcoin Index
Ultra Consumer Staples
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Consumer Staples Select Sector Index				S&P Consumer Staples Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
S&P 500® Dividend Aristocrats ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Aristocrats<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Aristocrats<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Big Data Refiners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FactSet Big Data Refiners Index				FactSet Big Data Refiners Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
UltraShort MSCI Japan
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Japan Index				MSCI Japan Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.53%
Ultra Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠ Index				Dow Jones Industrial Average℠ Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
S&P 500® Ex-Energy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Energy Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Energy Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
UltraShort Nasdaq Biotechnology
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Biotechnology<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Nasdaq Biotechnology<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
DJ Brookfield Global Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Composite Index				Dow Jones Brookfield Global Infrastructure Composite Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra Energy
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Energy Select Sector Index				S&P Energy Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
S&P 500® Ex-Financials ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Financials and Real Estate Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Financials and Real Estate Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
UltraShort QQQ
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
MSCI EAFE Dividend Growers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Dividend Masters Index				MSCI EAFE Dividend Masters Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.53%
Ultra Financials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Financial Select Sector Index				S&P Financial Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
S&P 500® Ex-Health Care ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Health Care Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Health Care Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
UltraShort Real Estate
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Real Estate Select Sector Index				S&P Real Estate Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Merger ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Merger Arbitrage Index				S&P Merger Arbitrage Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.68%
S&P 500® Ex-Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Information Technology Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Information Technology Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Ultra FTSE China 50
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE China 50 Index				FTSE China 50 Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
UltraShort Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.58%
MSCI Emerging Markets Dividend Growers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Dividend Masters Index				MSCI Emerging Markets Dividend Masters Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.39%
S&P 500® High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500 Daily Covered Call Index
Ultra Health Care
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Health Care Select Sector Index				S&P Health Care Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
UltraShort S&P500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
MSCI Transformational Changes ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Global Transformational Changes Index				MSCI Global Transformational Changes Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
S&P MidCap 400® Dividend Aristocrats ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Aristocrats Index				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Aristocrats Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
Ultra High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Markit iBoxx<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> $ Liquid High Yield Index				Markit iBoxx<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> $ Liquid High Yield Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							1.30%
UltraShort Semiconductors
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Semiconductors Index℠				Dow Jones U.S. Semiconductors Index℠
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
MSCI Europe Dividend Growers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Europe Dividend Masters Index				MSCI Europe Dividend Masters Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.53%
Ultra Industrials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Industrials Select Sector Index				S&P Industrials Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
S&P Technology Dividend Aristocrats ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Technology Dividend Aristocrats<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Technology Dividend Aristocrats<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
UltraShort SmallCap600
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
Nanotechnology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive Nanotechnology Index				Solactive Nanotechnology Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra Materials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Materials Select Sector Index				S&P Materials Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Short MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index				MSCI EAFE Index
UltraShort Technology
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Technology Select Sector Index				S&P Technology Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.68%
Nasdaq-100 Dorsey Wright Momentum ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Dorsey Wright Momentum Index				Nasdaq-100 Dorsey Wright Momentum Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
Ultra MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
Short MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index				MSCI Emerging Markets Index
UltraShort Utilities
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Utilities Select Sector Index				S&P Utilities Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.68%
On-Demand ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FactSet On-Demand Index				FactSet On-Demand Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index				MSCI EAFE Index
Ultra MSCI Brazil Capped
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Brazil 25/50 Index				MSCI Brazil 25/50 Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.39%
UltraPro Short QQQ
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Pet Care ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FactSet Pet Care Index				FactSet Pet Care Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index				MSCI Emerging Markets Index
Ultra MSCI Japan
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Japan Index				MSCI Japan Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							18.53%
UltraPro Short Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.58%
S&P Global Core Battery Metals ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global Core Battery Metals Index				S&P Global Core Battery Metals Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
UltraShort FTSE Europe
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed Europe All Cap Index				FTSE Developed Europe All Cap Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra Nasdaq Biotechnology
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Biotechnology<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Nasdaq Biotechnology<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
UltraPro Short S&P500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
S&P Kensho Cleantech ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Kensho Cleantech Index				S&P Kensho Cleantech Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.68%
UltraShort MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index				MSCI EAFE Index
Ultra Nasdaq Cybersecurity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq CTA Cybersecurity Index℠				Nasdaq CTA Cybersecurity Index℠
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
UltraShort 20+ Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 20+ Year Bond Index				ICE U.S. Treasury 20+ Year Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)
S&P Kensho Smart Factories ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Kensho Smart Factories Index				S&P Kensho Smart Factories Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.68%
UltraShort MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index				MSCI Emerging Markets Index
Ultra Nasdaq Cloud Computing
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ISE CTA Cloud Computing Index				ISE CTA Cloud Computing Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
UltraShort 7-10 Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 7-10 Year Bond Index				ICE U.S. Treasury 7-10 Year Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)
Smart Materials ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive Smart Materials Index				Solactive Smart Materials Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra FTSE Europe
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed Europe All Cap Index				FTSE Developed Europe All Cap Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra QQQ
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
UltraShort Consumer Discretionary
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Consumer Discretionary Select Sector Index				S&P Consumer Discretionary Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Supply Chain Logistics ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FactSet Supply Chain Logistics Index				FactSet Supply Chain Logistics Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra Real Estate
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Real Estate Select Sector Index				S&P Real Estate Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Short 7-10 Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 7-10 Year Bond Index				ICE U.S. Treasury 7-10 Year Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)
UltraShort Consumer Staples
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Consumer Staples Select Sector Index				S&P Consumer Staples Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Global Listed Private Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LPX Direct Listed Private Equity Index				LPX Direct Listed Private Equity Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Ultra Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.58%
Short 20+ Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 20+ Year Bond Index				ICE U.S. Treasury 20+ Year Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)
UltraShort Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠ Index				Dow Jones Industrial Average℠ Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Metaverse ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive Metaverse Theme Index				Solactive Metaverse Theme Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.13%
Short Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠ Index				Dow Jones Industrial Average℠ Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Ultra S&P500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Decline of the Retail Store ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive-ProShares Bricks and Mortar Retail Store Index				Solactive-ProShares Bricks and Mortar Retail Store Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
UltraShort Energy
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Energy Select Sector Index				S&P Energy Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Ultra Semiconductors
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Semiconductors Index℠				Dow Jones U.S. Semiconductors Index℠
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Short Financials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Financial Select Sector Index				S&P Financial Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Equities for Rising Rates ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq U.S. Large Cap Equities for Rising Rates Index				Nasdaq U.S. Large Cap Equities for Rising Rates Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							31.12%
UltraShort Financials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Financial Select Sector Index				S&P Financial Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Ultra SmallCap600
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
Short FTSE China 50
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE China 50 Index				FTSE China 50 Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
UltraShort FTSE China 50
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE China 50 Index				FTSE China 50 Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							24.99%
Hedge Replication ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Merrill Lynch Factor Model<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> — Exchange Series				Merrill Lynch Factor Model<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> — Exchange Series
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Short High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Markit iBoxx<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> $ Liquid High Yield Index				Markit iBoxx<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> $ Liquid High Yield Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							1.30%
Ultra Technology
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Technology Select Industry Index				S&P Technology Select Industry Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.68%
UltraShort Health Care
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Health Care Select Sector Index				S&P Health Care Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Inflation Expectations ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 30-Year TIPS (Treasury Rate-Hedged) Index				FTSE 30-Year TIPS (Treasury Rate-Hedged) Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)
Short MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
Ultra Utilities
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Utilities Select Industry Index				S&P Utilities Select Industry Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.68%
High Yield-Interest Rate Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE High Yield (Treasury Rate-Hedged) Index				FTSE High Yield (Treasury Rate-Hedged) Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							1.30%
UltraShort Industrials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Industrials Select Sector Index				S&P Industrials Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Short QQQ
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
UltraPro Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠ Index				Dow Jones Industrial Average℠ Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
Investment Grade-Interest Rate Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index				FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							1.30%
UltraShort MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							27.86%
Short Real Estate
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Real Estate Select Sector Index				S&P Real Estate Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%
UltraPro QQQ
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index				Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Index
UltraShort Materials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Materials Select Sector Index				S&P Materials Select Sector Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent							28.19%